Related Party Transactions - Additional Information (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Feb. 03, 2023	Nov. 09, 2022	Jan. 29, 2021
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued	225,223	225,223	225,223	10,000,000	316,250
Number of shares per warrant (in shares)		1
Exercise price of warrant	$ 19.93	$ 14.69	$ 19.93		$ 0.0575
Price of warrant (in usd per warrant)		$ 11.50
Aggregate purchase price		$ 50,000,000	$ 30,000,000
Outstanding working capital loans	$ 0		0
Sponsor
Related Party Transaction [Line Items]
Related party fees		1,400,000	$ 0
Working capital loans warrant
Related Party Transaction [Line Items]
Price of warrant (in usd per warrant)	$ 1.00		$ 1.00
Loan conversion agreement warrant	$ 1,500,000		$ 1,500,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note						$ 300,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month	10,000
Amount incurred	50,000	120,000
Due to related party	$ 50,000	$ 120,000	$ 50,000